Intangible assets and Goodwill (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortizable Intangible Assets
Amortization of intangible assets	$ 24.7	$ 4.0	$ 1.3
Maximum
Amortizable Intangible Assets
Finite lived intangible assets useful life	40 years 0 months 0 days
Minimum
Amortizable Intangible Assets
Finite lived intangible assets useful life	1 year 0 months 0 days